SCHEDULE OF ESTIMATED FUTURE AMORTIZATION EXPENSE FOR LAND USE RIGHTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Land Use Right Net
2026		¥ 1,273
2027		1,273
2028		1,273
2029		1,273
2030		1,273
Thereafter		50,266
Land use right, net	$ 8,098	¥ 56,631	¥ 57,904